FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement hierarchy of the financial instruments
Schedule of fair value measurement hierarchy of the financial instruments

Fair value measurements as at December 31, 2020 using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs		Fair value
	(Level 1)	(Level 2)	(Level 3)	Total	adjustment	Impairment
	RMB	RMB	RMB	RMB	RMB	RMB
Non-recurring fair value measurement for:
Equity investments without readily determinable fair value	—	—	110,677	110,677	18,687	—

There is no recurring fair value measurement as of December 31,2020.